Subsequent Events (Details) (Strangeloop Networks Inc. [Member], Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Feb. 28, 2013
Strangeloop Networks Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisition purchase price	$ 8,400
Contingent earn out payable	$ 6,000